Note 16 - Stock-based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Vested or expected to vest at January 31, 2018, weighted-average exercise price (in dollars per share)	$ 18.21
Vested or expected to vest at January 31, 2018 (Year)	4 years 328 days
Vested or expected to vest at January 31, 2018, aggregate intrinsic value	$ 5.7
Restricted Stock Units (RSUs) [Member]
Number of Units Outstanding (in shares)	263,235	224,779
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 11.17	$ 10.03
Weighted-Average Remaining Contractual, PSU (Year)	6 years 36 days	6 years 255 days	7 years 146 days
Aggregate Intrinsic Value, PSU	$ 8.1	$ 5.7	$ 4.3
Number of PSUs Granted (in shares)	35,785	38,456
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 23.14	$ 18.81
Number of Units Outstanding (in shares)	299,020	263,235	224,779
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 12.80	$ 11.17	$ 10.03
Vested or expected to vest at January 31, 2018, RSU (in shares)	299,020
Vested or expected to vest at January 31, 2018, weighted-average exercise price (in dollars per share)	$ 12.80
Vested or expected to vest at January 31, 2018 (Year)	6 years 36 days
Vested or expected to vest at January 31, 2018, aggregate intrinsic value	$ 8.1
Exercisable at January 31, 2018, number of units (in shares)	262,345
Exercisable at January 31, 2018, PSU weighted-average granted date fair value (in dollars per share)	$ 11.55
Exercisable at January 31, 2018, Weighted-Average Remaining Contractual, PSU (Year)	5 years 292 days
Exercisable at January 31, 2018, Aggregate Intrinsic Value, PSU	$ 7.1